Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 95.2%
Security	Shares	Value
Banks — 1.3%
Columbia Banking System, Inc.	3,173,442	$ 85,714,669
Prosperity Bancshares, Inc.	1,425,978	107,447,442
		$ 193,162,111
Building Products — 7.7%
Advanced Drainage Systems, Inc.	497,640	$ 57,527,184
Carlisle Cos., Inc.	1,523,606	561,966,837
Lennox International, Inc.	659,413	401,780,341
Simpson Manufacturing Co., Inc.	821,935	136,301,481
		$ 1,157,575,843
Capital Markets — 8.6%
Affiliated Managers Group, Inc.(1)	1,485,689	$ 274,733,610
FactSet Research Systems, Inc.	312,867	150,263,763
Morningstar, Inc.	1,534,989	516,922,895
SEI Investments Co.	4,138,613	341,352,800
		$ 1,283,273,068
Chemicals — 2.5%
RPM International, Inc.	3,044,493	$ 374,655,309
		$ 374,655,309
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	989,094	$ 391,908,716
		$ 391,908,716
Containers & Packaging — 4.5%
AptarGroup, Inc.	2,425,213	$ 381,000,962
Avery Dennison Corp.	1,248,801	233,688,131
Ball Corp.	1,139,252	62,806,963
		$ 677,496,056
Distributors — 3.6%
LKQ Corp.	9,954,286	$ 365,820,010
Pool Corp.	502,735	171,402,471
		$ 537,222,481
Diversified Consumer Services — 0.9%
Service Corp. International(2)	1,716,076	$ 136,977,186
		$ 136,977,186
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.5%
Insight Enterprises, Inc.(2)(3)	365,977	$ 55,665,102
Trimble, Inc.(3)	6,680,905	472,072,747
		$ 527,737,849
Financial Services — 2.8%
Jack Henry & Associates, Inc.	836,849	$ 146,699,630
WEX, Inc.(3)	1,528,278	267,937,699
		$ 414,637,329
Ground Transportation — 3.7%
J.B. Hunt Transport Services, Inc.	1,332,666	$ 227,432,779
Landstar System, Inc.	1,883,717	323,735,604
		$ 551,168,383
Health Care Equipment & Supplies — 3.6%
Envista Holdings Corp.(1)(3)	9,403,869	$ 181,400,633
Teleflex, Inc.	1,967,967	350,258,767
		$ 531,659,400
Hotels, Restaurants & Leisure — 4.6%
Aramark	8,716,488	$ 325,212,167
Choice Hotels International, Inc.(1)(2)	2,599,646	369,097,739
		$ 694,309,906
Insurance — 11.4%
Brown & Brown, Inc.	4,007,884	$ 408,884,326
Kinsale Capital Group, Inc.	329,596	153,304,987
Markel Group, Inc.(3)	255,386	440,854,975
W.R. Berkley Corp.	11,939,974	698,727,220
		$ 1,701,771,508
IT Services — 4.6%
GoDaddy, Inc., Class A(3)	3,454,999	$ 681,913,153
		$ 681,913,153
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	2,440,847	$ 175,814,209
		$ 175,814,209
Machinery — 3.7%
Graco, Inc.	1,506,833	$ 127,010,953
IDEX Corp.	1,271,638	266,141,117
Nordson Corp.	794,053	166,147,650
		$ 559,299,720

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation — 1.2%
Kirby Corp.(3)	1,647,450	$ 174,300,210
		$ 174,300,210
Professional Services — 9.2%
Booz Allen Hamilton Holding Corp.	2,871,414	$ 369,550,982
Broadridge Financial Solutions, Inc.	679,634	153,658,451
CACI International, Inc., Class A(3)	982,052	396,807,931
FTI Consulting, Inc.(3)	865,040	165,335,095
TransUnion	3,169,407	293,835,723
		$ 1,379,188,182
Real Estate Management & Development — 1.8%
Jones Lang LaSalle, Inc.(3)	1,075,257	$ 272,190,557
		$ 272,190,557
Software — 6.6%
Blackbaud, Inc.(3)	2,493,203	$ 184,297,566
Dolby Laboratories, Inc., Class A(1)	5,088,279	397,394,590
Manhattan Associates, Inc.(3)	693,227	187,337,664
Tyler Technologies, Inc.(3)	386,718	222,997,068
		$ 992,026,888
Specialty Retail — 4.1%
Burlington Stores, Inc.(3)	1,520,190	$ 433,345,362
Ulta Beauty, Inc.(3)	394,383	171,528,998
		$ 604,874,360
Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.(2)	2,712,935	$ 227,696,635
		$ 227,696,635
Total Common Stocks (identified cost $8,088,826,164)		$14,240,859,059

Short-Term Investments — 6.0%
Affiliated Fund — 4.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	733,268,259	$ 733,268,259
Total Affiliated Fund (identified cost $733,268,259)		$ 733,268,259
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(5)	160,035,133	$ 160,035,133
Total Securities Lending Collateral (identified cost $160,035,133)		$ 160,035,133
Total Short-Term Investments (identified cost $893,303,392)		$ 893,303,392
Total Investments — 101.2% (identified cost $8,982,129,556)		$15,134,162,451
Other Assets, Less Liabilities — (1.2)%		$ (178,962,232)
Net Assets — 100.0%		$14,955,200,219
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated company.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $192,549,416 and the total market value of the collateral received by the Fund was $195,595,315, comprised of cash of $160,035,133 and U.S. government and/or agencies securities of $35,560,182.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at December 31, 2024.

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2024, the value of the Fund's investment in affiliated companies and that may be deemed to be affiliated was $1,955,894,831, which represents 13.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$268,490,268	$ —	$ (4,544,920)	$3,618,872	$ 7,169,390	$ 274,733,610	$15,101	1,485,689
Choice Hotels International, Inc.	335,640,552	8,971,544	(6,238,026)	3,149,352	27,574,317	369,097,739	740,573	2,599,646
Dolby Laboratories, Inc., Class A	395,796,017	—	(5,989,240)	405,542	7,182,271	397,394,590	1,679,132	5,088,279
Envista Holdings Corp.	188,869,696	—	(3,174,239)	1,337,369	(5,632,193)	181,400,633	—	9,403,869
Short-Term Investments
Liquidity Fund, Institutional Class(1)	636,795,892	455,743,115	(359,270,748)	—	—	733,268,259	7,953,302	733,268,259
Total				$8,511,135	$36,293,785	$1,955,894,831	$10,388,108
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,240,859,059*	$ —	$ —	$14,240,859,059
Short-Term Investments:
Affiliated Fund	733,268,259	—	—	733,268,259
Securities Lending Collateral	160,035,133	—	—	160,035,133
Total Investments	$15,134,162,451	$ —	$ —	$15,134,162,451
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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